Income Taxes (Details) - Schedule of net change in the valuation allowance of deferred tax assets - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of net change in the valuation allowance of deferred tax assets [Abstract]
Beginning Balance	¥ 356,294	¥ 279,516
Ending Balance	358,428	356,294	¥ 279,516
Additions-change to tax expense	22,533	96,599	¥ 119,264	¥ 77,553
NOL Reductions/expirations	¥ (20,399)	¥ (19,821)